Offerings - Offering: 1	Nov. 19, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 1,660,253,730.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 229,281.04
Offering Note	(1) Calculated solely for purposes of determining the amount of the filing fee. This amount is based on the offers to purchase any and all of Edison International's 5.00% Fixed-Rate Reset Cumulative Perpetual Preferred Stock, Series B ("Series B Preferred Stock") and 5.375% Fixed-Rate Reset Cumulative Perpetual Preferred Stock, Series A ("Series A Preferred Stock"). The transaction valuation assumes the purchase of all 503,454 shares of Series B Preferred Stock outstanding at a purchase price of $995 per share and all 1,159,317 shares of Series A Preferred Stock outstanding at a purchase price of $1,000 per share. (2) The amount of the filing fee was calculated in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), by multiplying $1,660,253,730 by 0.0001381. (3) An aggregate fee of $110,700 was paid in connection with the initial filing of the Tender Offer Statement on Schedule TO (File No. 005-41447) by Edison International on October 11, 2023 (the "October 2023 Schedule TO"). The final transaction fee due pursuant to the final amendment to the October 2023 Schedule TO was $19,431.45, as 84,223 shares of Series B Preferred Stock were tendered at a purchase price of $895 per share and 61,497 shares of Series A Preferred Stock were tendered at a purchase price of $915 per share in connection with the related tender offers. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the remaining $91,268.55 filing fee paid in connection with the October 2023 Schedule TO is being used to offset a portion of the filing fee in connection with this Schedule TO.